Taxation - Summary of Taxation Charge Based on Profits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense (income)
Charge/(credit) in respect of prior periods	£ 66	£ (420)	£ (492)
Current taxation	1,273	1,136	1,168
Deferred taxation	(693)	(183)	(414)
Total tax	580	953	754
UK [member]
Current tax expense (income)
Current tax expense (income)	30	149	234
Rest of World [member]
Current tax expense (income)
Current tax expense (income)	£ 1,177	£ 1,407	£ 1,426